Document and Entity Information	12 Months Ended
Apr. 11, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 10, 2013
Registrant Name	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Central Index Key	0000815425
Amendment Flag	false
Document Creation Date	Apr 10, 2013
Document Effective Date	Apr 11, 2013
Prospectus Date	Apr 11, 2013

Columbia Variable Portfolio - Core Bond Fund
Columbia Variable Portfolio—Core Bond Fund
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Variable Portfolio - Core Bond Fund		Class 1 Shares	Class 2 Shares
Management fees		0.50%	0.50%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[1]	0.07%	0.07%
Total Annual Fund Operating Expenses		0.57%	0.82%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the table above.
The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:
Expense Example Columbia Variable Portfolio - Core Bond Fund (USD $)	1 year	3 years
Class 1 Shares	58	183
Class 2 Shares	84	262

Expense Example, No Redemption Columbia Variable Portfolio - Core Bond Fund (USD $)	1 year	3 years
Class 1 Shares	58	183
Class 2 Shares	84	262

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations and other private issuers, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined to be of comparable quality.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.
Principal Risks
  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.
  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.
  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
  Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
  Asset-Backed Securities Risk – The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.
  Mortgage-Backed Securities Risk – The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.
  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.
  Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.
  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.
  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.
  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.
  Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.
  Derivatives Risk – Futures Contracts – The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund) and pricing risk (i.e., the instrument may be difficult to value).
  Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.
  Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.
  Rule 144A Securities Risk – The Fund may invest in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.
  Reinvestment Risk – Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Performance Information
The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Barclays U.S. Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 11, 2013
Columbia Variable Portfolio - Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Variable Portfolio—Core Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the table above.
The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

		Based on the assumptions listed above, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations and other private issuers, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined to be of comparable quality.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

		The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.
  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.
  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
  Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).
  Asset-Backed Securities Risk – The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.
  Mortgage-Backed Securities Risk – The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.
  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.
  Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.
  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.
  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.
  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.
  Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.
  Derivatives Risk – Futures Contracts – The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund) and pricing risk (i.e., the instrument may be difficult to value).
  Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.
  Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.
  Rule 144A Securities Risk – The Fund may invest in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.
  Reinvestment Risk – Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.

		When available, the Fund intends to compare its performance to the performance of the Barclays U.S. Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Columbia Variable Portfolio - Core Bond Fund | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	58
3 years	rr_ExpenseExampleYear03	183
1 year	rr_ExpenseExampleNoRedemptionYear01	58
3 years	rr_ExpenseExampleNoRedemptionYear03	183
Columbia Variable Portfolio - Core Bond Fund | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	262

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Columbia Variable Portfolio - Managed Volatility Conservative Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio – Managed Volatility Conservative Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
FEES AND EXPENSES OF THE FUND
This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Variable Portfolio - Managed Volatility Conservative Fund Class 2
Management Fees	[1]	0.20%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[2]	0.46%
Total Annual Fund Operating Expenses		1.04%
[1]	The Fund's investment advisory fee is equal to (i) 0.00% on the Fund's assets that are invested in underlying funds (including any exchange-traded funds (ETFs)) that pay an investment advisory fee to Columbia Management Investment Advisers, LLC (the Investment Manager); and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on the Fund's assets invested in securities or instruments (other than underlying funds, including any ETFs, that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee to the Investment Manager, derivatives and individual securities.
[2]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
The example does not reflect the fees and expenses that apply to your Contract or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example (USD $)	1 year	3 years
Columbia Variable Portfolio - Managed Volatility Conservative Fund Class 2 shares	106	331

Expense Example, No Redemption (USD $)	1 year	3 years
Columbia Variable Portfolio - Managed Volatility Conservative Fund Class 2 shares	106	331

Portfolio Turnover
The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a diversified fund that, under normal circumstances, pursues its investment objective by allocating its assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. At commencement of Fund investment operations on April 11, 2013, the Fund's targeted effective equity market exposure is expected to range from 18% to 28% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund's exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
  derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
  direct investments in exchange-traded funds (ETFs); and
  direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively these assets are referred to as Tactical Assets.

The Fund's "effective equity market exposure" (or EEME) includes exposure to equity markets through the Fund's investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund's holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund's investment manager. The Fund's targeted EEME may, under normal circumstances, range from 0 to 30% of its net assets. Within this range, the Fund's targeted and actual EEME is subject to change, including on a daily basis.

The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed Income Underlying Funds) to gain exposure to equity and fixed income/debt asset classes, respectively. If the Fund invests, for example, 23% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 23% of its net assets exposed to the equity market and may have an EEME of 23% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund's EEME to a maximum of 30% while maintaining a 23% allocation to Equity Underlying Funds.

As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund's exposure to equity and fixed income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund's EEME). Derivatives instruments may also be used to facilitate the Fund's management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund's assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds). The Fund may invest well below the range for Tactical Assets during a reasonable start-up period from the commencement of Fund investment operations (currently expected to be up to 3 months) until assets accumulate to a level sufficient for the efficient implementation of the tactical allocation strategy.

In general, when the Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund's EEME and decrease the Fund's effective fixed income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure.

Investment Process

Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund's exposure to equity market volatility:
  Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
  Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation

Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed Income Underlying Funds (or some combination of the two).

The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.

Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund's allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.

Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund's investment activities.

Tactical Allocation

Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).

Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund's exposures to equity and fixed income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) it's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund's portfolio closer to desired levels.

The Fund may also seek to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.

The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund's EEME.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund's derivative transactions. The Fund's use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The portfolio managers may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

Underlying Funds

Appendix A includes the list of the Underlying Funds currently available to the Fund within each asset class (equity, fixed income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds' investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.
PRINCIPAL RISKS
An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "fund of funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation's issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund's counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund's return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (i.e., swaps may be difficult to value), liquidity risk (i.e., it may not be possible to liquidate a swap position at an advantageous time or price, which may result in significant losses) and interest rate risk (i.e., risk of losses attributable to changes in interest rates).

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers' investment determinations regarding asset classes or underlying funds and the Fund's allocations thereto may not be successful, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their investment objective. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Sovereign Debt Risk. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund's name, the Fund's portfolio may experience more than its targeted level of volatility, subjecting the Fund to Market Risk. Securities in the Fund's portfolio and the Underlying Funds' portfolios may be subject to price volatility, and the Fund's share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager's determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund's actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under "Principal Investment Strategies", the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund's opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund's opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
PERFORMANCE INFORMATION
The Fund is new as of the date of this prospectus and therefore performance information is not yet available. When performance information is available, the Fund intends to compare its performance to the performance of the Barclays U.S. Aggregate Bond Index and a Blended Index, consisting of 80% Barclays U.S. Aggregate Bond Index, 10% Standard & Poor’s (S&P) 500 Index, 6% MSCI EAFE Index and 4% Russell 2000 Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 11, 2013
Columbia Variable Portfolio - Managed Volatility Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio – Managed Volatility Conservative Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	acquired fund fees and expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
The example does not reflect the fees and expenses that apply to your Contract or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a diversified fund that, under normal circumstances, pursues its investment objective by allocating its assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. At commencement of Fund investment operations on April 11, 2013, the Fund's targeted effective equity market exposure is expected to range from 18% to 28% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund's exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
  derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
  direct investments in exchange-traded funds (ETFs); and
  direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively these assets are referred to as Tactical Assets.

The Fund's "effective equity market exposure" (or EEME) includes exposure to equity markets through the Fund's investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund's holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund's investment manager. The Fund's targeted EEME may, under normal circumstances, range from 0 to 30% of its net assets. Within this range, the Fund's targeted and actual EEME is subject to change, including on a daily basis.

The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed Income Underlying Funds) to gain exposure to equity and fixed income/debt asset classes, respectively. If the Fund invests, for example, 23% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 23% of its net assets exposed to the equity market and may have an EEME of 23% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund's EEME to a maximum of 30% while maintaining a 23% allocation to Equity Underlying Funds.

As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund's exposure to equity and fixed income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund's EEME). Derivatives instruments may also be used to facilitate the Fund's management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund's assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds). The Fund may invest well below the range for Tactical Assets during a reasonable start-up period from the commencement of Fund investment operations (currently expected to be up to 3 months) until assets accumulate to a level sufficient for the efficient implementation of the tactical allocation strategy.

In general, when the Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund's EEME and decrease the Fund's effective fixed income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure.

Investment Process

Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund's exposure to equity market volatility:
  Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
  Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation

Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed Income Underlying Funds (or some combination of the two).

The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.

Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund's allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.

Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund's investment activities.

Tactical Allocation

Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).

Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund's exposures to equity and fixed income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) it's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund's portfolio closer to desired levels.

The Fund may also seek to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.

The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund's EEME.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund's derivative transactions. The Fund's use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The portfolio managers may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

Underlying Funds

Appendix A includes the list of the Underlying Funds currently available to the Fund within each asset class (equity, fixed income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds' investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "fund of funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation's issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund's counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund's return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (i.e., swaps may be difficult to value), liquidity risk (i.e., it may not be possible to liquidate a swap position at an advantageous time or price, which may result in significant losses) and interest rate risk (i.e., risk of losses attributable to changes in interest rates).

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers' investment determinations regarding asset classes or underlying funds and the Fund's allocations thereto may not be successful, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their investment objective. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Sovereign Debt Risk. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund's name, the Fund's portfolio may experience more than its targeted level of volatility, subjecting the Fund to Market Risk. Securities in the Fund's portfolio and the Underlying Funds' portfolios may be subject to price volatility, and the Fund's share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager's determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund's actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under "Principal Investment Strategies", the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund's opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund's opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not yet available. When performance information is available, the Fund intends to compare its performance to the performance of the Barclays U.S. Aggregate Bond Index and a Blended Index, consisting of 80% Barclays U.S. Aggregate Bond Index, 10% Standard & Poor’s (S&P) 500 Index, 6% MSCI EAFE Index and 4% Russell 2000 Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not yet available.
Columbia Variable Portfolio - Managed Volatility Conservative Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	331
1 year	rr_ExpenseExampleNoRedemptionYear01	106
3 years	rr_ExpenseExampleNoRedemptionYear03	331

[1]	The Fund's investment advisory fee is equal to (i) 0.00% on the Fund's assets that are invested in underlying funds (including any exchange-traded funds (ETFs)) that pay an investment advisory fee to Columbia Management Investment Advisers, LLC (the Investment Manager); and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on the Fund's assets invested in securities or instruments (other than underlying funds, including any ETFs, that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee to the Investment Manager, derivatives and individual securities.
[2]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.

Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
FEES AND EXPENSES OF THE FUND
This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund Class 2
Management Fees	[1]	0.20%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.10%
Acquired Fund Fees and Expenses	[2]	0.50%
Total Annual Fund Operating Expenses		1.05%
[1]	The Fund's investment advisory fee is equal to (i) 0.00% on the Fund's assets that are invested in underlying funds (including any exchange-traded funds (ETFs)) that pay an investment advisory fee to Columbia Management Investment Advisers, LLC (the Investment Manager); and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on the Fund's assets invested in securities or instruments (other than underlying funds, including any ETFs, that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee to the Investment Manager, derivatives and individual securities.
[2]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
The example does not reflect the fees and expenses that apply to your Contract or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example (USD $)	1 year	3 years
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund Class 2 shares	107	334

Expense Example, No Redemption (USD $)	1 year	3 years
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund Class 2 shares	107	334

Portfolio Turnover
The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a diversified fund that, under normal circumstances, pursues its investment objective by allocating its assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. At commencement of Fund investment operations on April 11, 2013, the Fund's targeted effective equity market exposure is expected to range from 35% to 45% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund's exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
  derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
  direct investments in exchange-traded funds (ETFs); and
  direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively these assets are referred to as Tactical Assets.

The Fund's "effective equity market exposure" (or EEME) includes exposure to equity markets through the Fund's investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund's holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund's investment manager. The Fund's targeted EEME may, under normal circumstances, range from 0 to 50% of its net assets. Within this range, the Fund's targeted and actual EEME is subject to change, including on a daily basis.

The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed Income Underlying Funds) to gain exposure to equity and fixed income/debt asset classes, respectively. If the Fund invests, for example, 40% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 40% of its net assets exposed to the equity market and may have an EEME of 40% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund's EEME to a maximum of 50% while maintaining a 40% allocation to Equity Underlying Funds.

As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund's exposure to equity and fixed income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund's EEME). Derivatives instruments may also be used to facilitate the Fund's management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund's assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds). The Fund may invest well below the range for Tactical Assets during a reasonable start-up period from the commencement of Fund investment operations (currently expected to be up to 3 months) until assets accumulate to a level sufficient for the efficient implementation of the tactical allocation strategy.

In general, when the Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund's EEME and decrease the Fund's effective fixed income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure.

Investment Process

Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund's exposure to equity market volatility:
  Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
  Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation

Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed Income Underlying Funds (or some combination of the two).

The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.

Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund's allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.

Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund's investment activities.

Tactical Allocation

Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).

Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund's exposures to equity and fixed income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) it's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund's portfolio closer to desired levels.

The Fund may also seek to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.

The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund's EEME.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund's derivative transactions. The Fund's use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The portfolio managers may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

Underlying Funds

Appendix A includes the list of the Underlying Funds currently available to the Fund within each asset class (equity, fixed income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds' investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.
PRINCIPAL RISKS
An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "fund of funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation's issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund's counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund's return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (i.e., swaps may be difficult to value), liquidity risk (i.e., it may not be possible to liquidate a swap position at an advantageous time or price, which may result in significant losses) and interest rate risk (i.e., risk of losses attributable to changes in interest rates).

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers' investment determinations regarding asset classes or underlying funds and the Fund's allocations thereto may not be successful, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their investment objective. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Sovereign Debt Risk. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund's name, the Fund's portfolio may experience more than its targeted level of volatility, subjecting the Fund to Market Risk. Securities in the Fund's portfolio and the Underlying Funds' portfolios may be subject to price volatility, and the Fund's share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager's determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund's actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under "Principal Investment Strategies", the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund's opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund's opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
PERFORMANCE INFORMATION
The Fund is new as of the date of this prospectus and therefore performance information is not yet available. When performance information is available, the Fund intends to compare its performance to the performance of the Barclays U.S. Aggregate Bond Index and a Blended Index, consisting of 65% Barclays U.S. Aggregate Bond Index, 18% Standard & Poor’s (S&P) 500 Index, 11% MSCI EAFE Index and 6% Russell 2000 Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 11, 2013
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	acquired fund fees and expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
The example does not reflect the fees and expenses that apply to your Contract or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a diversified fund that, under normal circumstances, pursues its investment objective by allocating its assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. At commencement of Fund investment operations on April 11, 2013, the Fund's targeted effective equity market exposure is expected to range from 35% to 45% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund's exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
  derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
  direct investments in exchange-traded funds (ETFs); and
  direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively these assets are referred to as Tactical Assets.

The Fund's "effective equity market exposure" (or EEME) includes exposure to equity markets through the Fund's investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund's holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund's investment manager. The Fund's targeted EEME may, under normal circumstances, range from 0 to 50% of its net assets. Within this range, the Fund's targeted and actual EEME is subject to change, including on a daily basis.

The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed Income Underlying Funds) to gain exposure to equity and fixed income/debt asset classes, respectively. If the Fund invests, for example, 40% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 40% of its net assets exposed to the equity market and may have an EEME of 40% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund's EEME to a maximum of 50% while maintaining a 40% allocation to Equity Underlying Funds.

As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund's exposure to equity and fixed income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund's EEME). Derivatives instruments may also be used to facilitate the Fund's management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund's assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds). The Fund may invest well below the range for Tactical Assets during a reasonable start-up period from the commencement of Fund investment operations (currently expected to be up to 3 months) until assets accumulate to a level sufficient for the efficient implementation of the tactical allocation strategy.

In general, when the Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund's EEME and decrease the Fund's effective fixed income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure.

Investment Process

Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund's exposure to equity market volatility:
  Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
  Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation

Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed Income Underlying Funds (or some combination of the two).

The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.

Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund's allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.

Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund's investment activities.

Tactical Allocation

Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).

Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund's exposures to equity and fixed income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) it's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund's portfolio closer to desired levels.

The Fund may also seek to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.

The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund's EEME.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund's derivative transactions. The Fund's use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The portfolio managers may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

Underlying Funds

Appendix A includes the list of the Underlying Funds currently available to the Fund within each asset class (equity, fixed income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds' investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "fund of funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation's issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund's counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund's return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (i.e., swaps may be difficult to value), liquidity risk (i.e., it may not be possible to liquidate a swap position at an advantageous time or price, which may result in significant losses) and interest rate risk (i.e., risk of losses attributable to changes in interest rates).

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers' investment determinations regarding asset classes or underlying funds and the Fund's allocations thereto may not be successful, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their investment objective. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Sovereign Debt Risk. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund's name, the Fund's portfolio may experience more than its targeted level of volatility, subjecting the Fund to Market Risk. Securities in the Fund's portfolio and the Underlying Funds' portfolios may be subject to price volatility, and the Fund's share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager's determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund's actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under "Principal Investment Strategies", the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund's opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund's opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not yet available. When performance information is available, the Fund intends to compare its performance to the performance of the Barclays U.S. Aggregate Bond Index and a Blended Index, consisting of 65% Barclays U.S. Aggregate Bond Index, 18% Standard & Poor’s (S&P) 500 Index, 11% MSCI EAFE Index and 6% Russell 2000 Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not yet available.
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	334
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	334

[1]	The Fund's investment advisory fee is equal to (i) 0.00% on the Fund's assets that are invested in underlying funds (including any exchange-traded funds (ETFs)) that pay an investment advisory fee to Columbia Management Investment Advisers, LLC (the Investment Manager); and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on the Fund's assets invested in securities or instruments (other than underlying funds, including any ETFs, that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee to the Investment Manager, derivatives and individual securities.
[2]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.

Columbia Variable Portfolio - Managed Volatility Growth Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio – Managed Volatility Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
FEES AND EXPENSES OF THE FUND
This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Variable Portfolio - Managed Volatility Growth Fund Class 2
Management Fees	[1]	0.20%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.10%
Acquired Fund Fees and Expenses	[2]	0.58%
Total Annual Fund Operating Expenses		1.13%
[1]	The Fund's investment advisory fee is equal to (i) 0.00% on the Fund's assets that are invested in underlying funds (including any exchange-traded funds (ETFs)) that pay an investment advisory fee to Columbia Management Investment Advisers, LLC (the Investment Manager); and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on the Fund's assets invested in securities or instruments (other than underlying funds, including any ETFs, that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee to the Investment Manager, derivatives and individual securities.
[2]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
The example does not reflect the fees and expenses that apply to your Contract or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example (USD $)	1 year	3 years
Columbia Variable Portfolio - Managed Volatility Growth Fund Class 2 shares	115	359

Expense Example, No Redemption (USD $)	1 year	3 years
Columbia Variable Portfolio - Managed Volatility Growth Fund Class 2 shares	115	359

Portfolio Turnover
The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a diversified fund that, under normal circumstances, pursues its investment objective by allocating its assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. At commencement of Fund investment operations on April 11, 2013, the Fund's targeted effective equity market exposure is expected to range from 70% to 80% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund's exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
  derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
  direct investments in exchange-traded funds (ETFs); and
  direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively these assets are referred to as Tactical Assets.

The Fund's "effective equity market exposure" (or EEME) includes exposure to equity markets through the Fund's investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund's holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund's investment manager. The Fund's targeted EEME may, under normal circumstances, range from 0 to 90% of its net assets. Within this range, the Fund's targeted and actual EEME is subject to change, including on a daily basis.

The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed Income Underlying Funds) to gain exposure to equity and fixed income/debt asset classes, respectively. If the Fund invests, for example, 75% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 75% of its net assets exposed to the equity market and may have an EEME of 75% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund's EEME to a maximum of 90% while maintaining a 75% allocation to Equity Underlying Funds.

As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund's exposure to equity and fixed income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund's EEME). Derivatives instruments may also be used to facilitate the Fund's management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund's assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds). The Fund may invest well below the range for Tactical Assets during a reasonable start-up period from the commencement of Fund investment operations (currently expected to be up to 3 months) until assets accumulate to a level sufficient for the efficient implementation of the tactical allocation strategy.

In general, when the Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund's EEME and decrease the Fund's effective fixed income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure.

Investment Process

Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund's exposure to equity market volatility:
  Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
  Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation

Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed Income Underlying Funds (or some combination of the two).

The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.

Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility, as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund's allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.

Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund's investment activities.

Tactical Allocation

Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).

Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund's exposures to equity and fixed income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) it's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund's portfolio closer to desired levels.

The Fund may also seek to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.

The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund's EEME.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund's derivative transactions. The Fund's use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The portfolio managers may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

Underlying Funds

Appendix A includes the list of the Underlying Funds currently available to the Fund within each asset class (equity, fixed income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds' investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.
PRINCIPAL RISKS
An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "fund of funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation's issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund's counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund's return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (i.e., swaps may be difficult to value), liquidity risk (i.e., it may not be possible to liquidate a swap position at an advantageous time or price, which may result in significant losses) and interest rate risk (i.e., risk of losses attributable to changes in interest rates).

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers' investment determinations regarding asset classes or underlying funds and the Fund's allocations thereto may not be successful, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their investment objective. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Sovereign Debt Risk. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund's name, the Fund's portfolio may experience more than its targeted level of volatility, subjecting the Fund to Market Risk. Securities in the Fund's portfolio and the Underlying Funds' portfolios may be subject to price volatility, and the Fund's share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager's determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund's actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under "Principal Investment Strategies", the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund's opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund's opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
PERFORMANCE INFORMATION
The Fund is new as of the date of this prospectus and therefore performance information is not yet available. When performance information is available, the Fund intends to compare its performance to the performance of the Standard & Poor's (S&P) 500 Index and a Blended Index, consisting of 35% of Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index and 12% Russell 2000 Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 11, 2013
Columbia Variable Portfolio - Managed Volatility Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio – Managed Volatility Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	acquired fund fees and expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
The example does not reflect the fees and expenses that apply to your Contract or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a diversified fund that, under normal circumstances, pursues its investment objective by allocating its assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. At commencement of Fund investment operations on April 11, 2013, the Fund's targeted effective equity market exposure is expected to range from 70% to 80% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund's exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
  derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swap indexes);
  direct investments in exchange-traded funds (ETFs); and
  direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).
Collectively these assets are referred to as Tactical Assets.

The Fund's "effective equity market exposure" (or EEME) includes exposure to equity markets through the Fund's investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund's holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund's investment manager. The Fund's targeted EEME may, under normal circumstances, range from 0 to 90% of its net assets. Within this range, the Fund's targeted and actual EEME is subject to change, including on a daily basis.

The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed Income Underlying Funds) to gain exposure to equity and fixed income/debt asset classes, respectively. If the Fund invests, for example, 75% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 75% of its net assets exposed to the equity market and may have an EEME of 75% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund's EEME to a maximum of 90% while maintaining a 75% allocation to Equity Underlying Funds.

As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund's exposure to equity and fixed income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund's EEME). Derivatives instruments may also be used to facilitate the Fund's management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund's assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds). The Fund may invest well below the range for Tactical Assets during a reasonable start-up period from the commencement of Fund investment operations (currently expected to be up to 3 months) until assets accumulate to a level sufficient for the efficient implementation of the tactical allocation strategy.

In general, when the Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, it may increase the Fund's EEME and decrease the Fund's effective fixed income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure.

Investment Process

Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund's exposure to equity market volatility:
  Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
  Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation

Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed Income Underlying Funds (or some combination of the two).

The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed income/debt asset classes, strategies and markets, including Underlying Funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed income or debt securities, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.

Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility, as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund's allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.

Columbia Management also considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes, or segments within these classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund's investment activities.

Tactical Allocation

Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which include derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds, each with varying interest rates, terms, durations and credit exposures and mortgage dollar rolls).

Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund's exposures to equity and fixed income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) it's EEME and, correspondingly, increase the Fund's effective fixed income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund's portfolio closer to desired levels.

The Fund may also seek to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.

The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund's EEME.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund's derivative transactions. The Fund's use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The portfolio managers may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

Underlying Funds

Appendix A includes the list of the Underlying Funds currently available to the Fund within each asset class (equity, fixed income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds' investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders. Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "fund of funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Credit Default Swap Indexes Risk. A credit default swap (CDS) is an agreement between two parties in which one party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay on a referenced debt obligation or the bankruptcy of the obligation's issuer. As such, a CDS generally enables an investor to buy or sell protection against a credit event. A credit default index (CDX) is an index of CDS. Credit default swap indexes (CDSX) are swap agreements that are intended to track the performance of a CDX. CDSX allow an investor, such as the Fund, to manage credit risk or to take a position on a basket of debt obligations more efficiently than transacting in single name CDS. CDSX are subject to the risk that the Fund's counterparty will default on its obligations. If the counterparty under a CDSX defaults on its obligation to make payments thereunder, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Also, the Fund's return from investment in CDSX may not match the return of the referenced index. Further, investment in CDSX could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of CDSX.

Derivatives Risk/Forward Interest Rate Agreements Risk. Under forward interest rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller. These transactions involve risks, including counterparty risk, hedging risk and interest rate risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the Fund), pricing risk (i.e., swaps may be difficult to value), liquidity risk (i.e., it may not be possible to liquidate a swap position at an advantageous time or price, which may result in significant losses) and interest rate risk (i.e., risk of losses attributable to changes in interest rates).

Derivatives Risk/Options Risk. The Fund may buy and sell call and put options. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers' investment determinations regarding asset classes or underlying funds and the Fund's allocations thereto may not be successful, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their investment objective. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Sovereign Debt Risk. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund's name, the Fund's portfolio may experience more than its targeted level of volatility, subjecting the Fund to Market Risk. Securities in the Fund's portfolio and the Underlying Funds' portfolios may be subject to price volatility, and the Fund's share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager's determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund's actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under "Principal Investment Strategies", the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund's opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund's opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not yet available. When performance information is available, the Fund intends to compare its performance to the performance of the Standard & Poor's (S&P) 500 Index and a Blended Index, consisting of 35% of Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index and 12% Russell 2000 Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not yet available.
Columbia Variable Portfolio - Managed Volatility Growth Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	359
1 year	rr_ExpenseExampleNoRedemptionYear01	115
3 years	rr_ExpenseExampleNoRedemptionYear03	359

[1]	The Fund's investment advisory fee is equal to (i) 0.00% on the Fund's assets that are invested in underlying funds (including any exchange-traded funds (ETFs)) that pay an investment advisory fee to Columbia Management Investment Advisers, LLC (the Investment Manager); and (ii) 0.66% on the first $0.5 billion gradually reducing to 0.49% on the Fund's assets invested in securities or instruments (other than underlying funds, including any ETFs, that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee to the Investment Manager, derivatives and individual securities.
[2]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.

Variable Portfolio - Pyrford International Equity Fund
Variable Portfolio—Pyrford International Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Variable Portfolio - Pyrford International Equity Fund		Class 1 Shares	Class 2 Shares
Management fees		0.86%	0.86%
Distribution and/or service (Rule 12b-1) fees		none	0.25%
Other expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses		0.96%	1.21%
[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the table above.
The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Based on the assumptions listed above, your costs would be:
Expense Example Variable Portfolio - Pyrford International Equity Fund (USD $)	1 year	3 years
Class 1 Shares	98	306
Class 2 Shares	123	384

Expense Example, No Redemption Variable Portfolio - Pyrford International Equity Fund (USD $)	1 year	3 years
Class 1 Shares	98	306
Class 2 Shares	123	384

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund’s portfolio turnover rate is not available.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States, including issuers in emerging markets countries. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks.

Although the Fund may invest in companies across all market capitalizations, the Fund invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $1 billion.

The Fund invests primarily in companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies.

The Fund may invest in forward foreign currency contracts primarily for hedging purposes.

Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund's subadviser, Pyrford International Ltd. (Pyrford or the Subadviser), which provides day-to-day portfolio management to the Fund.

The Subadviser uses a value-driven, absolute return approach in managing the Fund. The Subadviser's process is a mixture of country allocation and stock selection, with a recognition that a significant proportion of long-term Fund performance results may be determined by the country allocation decisions.

The first stage in the Subadviser's investment decision process is country allocation. The Subadviser makes five-year earnings projections for the equity markets in its investment universe to determine the relative value across markets. From that analysis, the Subadviser derives the Fund's country allocation strategy. At the country level, the Subadviser seeks to overweight countries that it believes provide good value relative to their long-term prospects and underweight or avoid countries that do not. In determining where a company is located, the Subadviser relies on, firstly, the primary market listing for the class of shares to be purchased and, secondly, the place of incorporation. The Subadviser does not invest in any country that does not satisfy the Subadviser's minimum requirements in relation to accounting standards, investor protection and political stability.

Following the country allocation decision, the Subadviser utilizes a bottom-up process to find individual stock value. The Subadviser attempts to identify securities that are fairly valued or undervalued in relation to the Subadviser's assessment of the issuer's potential long-term earnings growth. The Subadviser looks for well-priced companies that are leaders in their industry, and have superior management, a sound capital structure and a stable and rising level of return on equity.

In determining which portfolio securities to sell, the Subadviser considers, among other things, whether a security has become overvalued or there has been a material change in the Subadviser's assessment of the company's fundamentals, an opportunity to include a better investment idea in the portfolio, and/or a portfolio repositioning or a reduction in a country allocation.
Principal Risks
  Investment Strategy Risk – The Fund’s manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.
  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.
  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.
  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.
  Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
  Depositary Receipts Risk – Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
  Derivatives Risk – Forward Foreign Currency Contracts – The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).
  Geographic Concentration Risk – The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Performance Information
The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the MSCI EAFE Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 11, 2013
Variable Portfolio - Pyrford International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Variable Portfolio—Pyrford International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension or retirement plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in Class 1 or Class 2 shares of the Fund for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the table above.
The example does not reflect the fees and expenses imposed under your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

		Based on the assumptions listed above, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States, including issuers in emerging markets countries. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks.

Although the Fund may invest in companies across all market capitalizations, the Fund invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $1 billion.

The Fund invests primarily in companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies.

The Fund may invest in forward foreign currency contracts primarily for hedging purposes.

Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund's subadviser, Pyrford International Ltd. (Pyrford or the Subadviser), which provides day-to-day portfolio management to the Fund.

The Subadviser uses a value-driven, absolute return approach in managing the Fund. The Subadviser's process is a mixture of country allocation and stock selection, with a recognition that a significant proportion of long-term Fund performance results may be determined by the country allocation decisions.

The first stage in the Subadviser's investment decision process is country allocation. The Subadviser makes five-year earnings projections for the equity markets in its investment universe to determine the relative value across markets. From that analysis, the Subadviser derives the Fund's country allocation strategy. At the country level, the Subadviser seeks to overweight countries that it believes provide good value relative to their long-term prospects and underweight or avoid countries that do not. In determining where a company is located, the Subadviser relies on, firstly, the primary market listing for the class of shares to be purchased and, secondly, the place of incorporation. The Subadviser does not invest in any country that does not satisfy the Subadviser's minimum requirements in relation to accounting standards, investor protection and political stability.

Following the country allocation decision, the Subadviser utilizes a bottom-up process to find individual stock value. The Subadviser attempts to identify securities that are fairly valued or undervalued in relation to the Subadviser's assessment of the issuer's potential long-term earnings growth. The Subadviser looks for well-priced companies that are leaders in their industry, and have superior management, a sound capital structure and a stable and rising level of return on equity.

		In determining which portfolio securities to sell, the Subadviser considers, among other things, whether a security has become overvalued or there has been a material change in the Subadviser's assessment of the company's fundamentals, an opportunity to include a better investment idea in the portfolio, and/or a portfolio repositioning or a reduction in a country allocation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investment Strategy Risk – The Fund’s manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.
  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.
  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.
  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.
  Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
  Depositary Receipts Risk – Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
  Derivatives Risk – Forward Foreign Currency Contracts – The use of forward foreign currency contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. These instruments are a type of derivative contract, whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These instruments may fall in value due to foreign market downswings or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market. Investment in these instruments also subjects the Fund, among other factors, to counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument).
  Geographic Concentration Risk – The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund’s shares to lose value
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new as of the date of this prospectus and therefore performance information is not available.

		When available, the Fund intends to compare its performance to the performance of the MSCI EAFE Index (Net), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new as of the date of this prospectus and therefore performance information is not available.
Variable Portfolio - Pyrford International Equity Fund | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	306
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	306
Variable Portfolio - Pyrford International Equity Fund | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.86%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	384
1 year	rr_ExpenseExampleNoRedemptionYear01	123
3 years	rr_ExpenseExampleNoRedemptionYear03	384

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 11, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 10, 2013